Earnings per Share	12 Months Ended
Dec. 31, 2022
Earnings per Share [Abstract]
Earnings per Share
12.	Earnings per Share:

The calculation of net income per common share is summarized below:

From January 20, 2022 through December 31, 2022

Net income - basic	37,490
Less: Dividends on Series C preferred shares	(743)
Less: Dividends to non-vested participating securities	(667)
Less: Undistributed earnings to non-vested participating securities	(994)
Net income attributable to common shareholders, basic	35,086

Undistributed earnings to non-vested participating securities	994
Undistributed earnings reallocated to non-vested participating securities	(621)
Effect of Series C preferred shares	476
Net income attributable to common shareholders, diluted	35,935

Weighted average common shares outstanding – basic	4,503,397
Effect of dilutive securities:
Dilutive effect of Series C preferred shares	2,796,164
Weighted average common shares outstanding – diluted	7,299,561
Earnings per share – basic	$7.79
Earnings per share – diluted	$4.92

The Company calculates basic earnings per share in conformity with the two-class method required for companies with participating securities. The calculation of basic earnings per share does not consider the non-vested shares as outstanding until the time-based vesting restrictions have lapsed. Net income attributable to common shareholders for the period from January 20, 2022 through December 31, 2022 is adjusted by the amount of dividends on Series C Preferred Shares and non-vested participating securities and corresponding undistributed income to non-vested participating securities. The Company calculated diluted earnings per share in conformity with the two-class method required for companies with participating securities since the two-class method was more dilutive. For the period from January 20, 2022 through December 31, 2022, the computation of diluted earnings per share reflects the potential dilution from conversion of preferred convertible stock, which were outstanding from their issuance and up to their redemption, calculated with the “if converted” method described above and capped as per their respective contractual terms, which resulted in 2,796,164 incremental shares. For the period from January 20, 2022 through December 2022, securities that could potentially dilute basic earnings per share in the future that were not included in the computation of diluted earnings per share, because to do so would have anti-dilutive effect, are any incremental shares resulting from the outstanding warrants calculated with the treasury stock method.